Loans Payable (Term Loan Agreement) (Details) - USD ($) $ / shares in Units, $ in Thousands							12 Months Ended
	Jun. 13, 2014	Apr. 30, 2014	Mar. 11, 2014	Dec. 13, 2013	Mar. 11, 2013	May 10, 2012	Jun. 30, 2015	Jun. 30, 2013	Mar. 31, 2016	Jun. 30, 2014	Feb. 13, 2014	Sep. 16, 2013
Line of Credit Facility [Line Items]
Principal outstanding							$ 24,091		$ 26,882	$ 15,000
Line of credit, guarantee warrant, number of shares						21,364
Warrants, exercise period						3 years
Warrants, exercise price per share (in dollars per warrant)						$ 640						$ 92
New $25,000 Line of Credit | Sillerman Investment Company, LLC
Line of Credit Facility [Line Items]
Line of credit, guarantee warrant, number of shares					125,000
Warrants, exercise period			60 months
Warrants, exercise price per share (in dollars per warrant)					$ 80.00
Compensation expense								$ 5,559
Line of Credit | Term Loan Agreement (DB Line) | Deutsche Bank
Line of Credit Facility [Line Items]
Proceeds from lines of credit				$ 16,951
Line of credit, amount outstanding				26,951
Remaining borrowing capacity				3,049
Line of Credit | New $25,000 Line of Credit | Sillerman Investment Company, LLC
Line of Credit Facility [Line Items]
Maximum borrowing capacity					$ 25,000
Term Loan Agreement (DB Line) | February Amendment to the DB Line | Deutsche Bank
Line of Credit Facility [Line Items]
Prepayment of debt											$ 10,000
Line of Credit | Term Loan Agreement (DB Line)
Line of Credit Facility [Line Items]
Debt issue amount				$ 30,000			15,000
Principal outstanding							0			$ 15,000
Line of Credit | Term Loan Agreement (DB Line) | Deutsche Bank
Line of Credit Facility [Line Items]
Maximum borrowing capacity					10,000
Line of credit, minimum advance					$ 1,000
Interest expense							$ 185
Line of Credit | Term Loan Agreement (DB Line) | Deutsche Bank | Prime Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate				0.25%	1.75%
Line of Credit | Term Loan Agreement (DB Line) | Deutsche Bank | LIBOR
Line of Credit Facility [Line Items]
Basis spread on variable rate				2.50%	4.00%
Line of Credit | February Amendment to the DB Line
Line of Credit Facility [Line Items]
Repayments of line of credit	$ 10,000	$ 10,000
Line of Credit | March Amendment to the DB Line
Line of Credit Facility [Line Items]
Debt issue amount			$ 35,000
Increase in credit facility			$ 5,000